SECURITIES	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE B - SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2012 and 2011 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrealized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

		2012
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$185	$4	$-	$189

Held-to-maturity Securities
Agency mortgage-backed:residential	$4,756	$388	$-	$5,144

		2011
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$199	$4	$-	$203

Held-to maturity Securities
Agency mortgage-backed:residential	$6,810	$447	$-	$7,257

The amortized cost and estimated fair value of securities as of June 30, 2012 and 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are shown separately.

	2012		2011
(in thousands)	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost

Available-for-sale Securities
Agency mortgage-backed:residential	$189	$185	$203	$199

Held-to maturity Securities
Agency mortgage-backed:residential	$5,144	$4,756	$7,257	$6,810

There were no sales of securities during the fiscal years ended June 30, 2012 or 2011. At June 30, 2012 and 2011, the Company had no securities with unrealized losses.

There are no pledged securities at June 30, 2012.